Business Combinations	12 Months Ended
Dec. 31, 2021
Business Combinations
Business Combinations

5      Business Combinations

As mentioned in Note 1.2 the Company concluded some acquisitions to improve its portfolio of educational solutions as presented below:

  January 7, 2020 – Pluri
  February 13, 2020 – Mind Makers
  November 20, 2020 - Meritt
  March 2, 2021 – SEL
  May 27, 2021 –Redacao Nota 1000
  August 1, 2021 - EMME
  October 29, 2021 – De Gouges

The Company’ business combinations are described below:

Business Combinations during 2021

Sociedade Educacional da Lagoa Ltda. (“SEL”)

On March 2, 2021, the Company acquired though its subsidiary, Somos Sistemas de Ensino S.A. (“Somos Sistemas”), the entity Sociedade Educacional da Lagoa Ltda. (“SEL”). SEL provides technical and pedagogical services to education platforms, including the maintenance of such platforms, development and improvement of contents and training of professionals. The consideration paid was R$ 65,000, of which R$ 38,124 was paid in cash and  the remaining amount of R$ 26,876 is subject to certain post-closing price adjustments (conditioned to the minimum amount of R$ 39,400 total contract revenue for the next two years, 2023 and 2024, with the client "SESI", and if the minimum amount is not reached, the installment due will be discounted in the percentage of reduction of the minimum value of each contract). The consideration will be divided in installments over a 4-year period (each installment adjusted by the positive variation of 100% of CDI).

Nota 1000 Serviços Educacionais S.A. (“Redação Nota 1000”)

On May 27, 2021, the Company acquired through its subsidiary, Somos Sistemas de Ensino S.A. (“Somos Sistemas”) the entity Redação Nota 1000, which provides essay review services as a service platform, through its proprietary software.  The Redação Nota 1000’s users may choose their essays reviewed under different approaches as follows: (i) solely by essay-review specialists (manual); (ii) on an automated basis by the company’s software, with a final review by a specialist (semi-automated); or (iii) exclusively on an automated basis by the company’s software. The consideration transferred was R$ 11,387, of which R$ 4,093 was paid in cash and the remaining amount of R$ 7,294 will be paid in installments with final due date on December 24, 2026 (each installment adjusted by the positive variation of 100% of CDI index). In addition, the Company recognized a contingent consideration of R$ 2,650 subjects to certain post-closing price adjustments (achievement of financial targets such as maintenance of contracts, net revenue and average global cost, in addition to non-financial targets such as platform engagement, satisfaction of the customer in the service provided and adequate level of information security, for the years 2022 and 2023).

EMME – Produções de Materiais em Multimídia (“EMME”)

On August 1, 2021 the Company acquired through its subsidiary, Somos Sistemas de Ensino S.A. (“Somos Sistemas”) the entity EMME, which provides educational marketing solutions for schools, through license of its “software as a service”. The consideration transferred was R$ 15,317 of which R$ 3,063 was paid in cash and the remaining amount of R$ 12,253 will be paid in installments with final due date on August 16, 2026 (each installment adjusted by the positive variation of inflation- “IPCA” – Extended National Consumer Price Index).

Editora De Gouges S.A. (“De Gouges”)

On October 29, 2021 the Company acquired through its subsidiary, Somos Sistemas de Ensino S.A. (“Somos Sistemas”) the entity De Gouges, which provides learning system (K-12) and solutions on the educational platform. The consideration transferred was R$ 611,554 of which R$ 160,000 was paid in cash and the remaining amount of R$ 451,554 will be paid in installments with final due date on October 29, 2026 (each installment adjusted by the positive variation of 100% of CDI index).

The acquisition agreement for De Gouges provided an obligation on the subsidiary, Somos Sistemas de Ensino S.A. under the Commercial Agreement. (“Somos Sistemas”), to grant an amount of R$62,234 in discounts on the sale price of teaching materials to Eleva Holding’s partner schools (the selling shareholder), within a period of up to 5 years limited to the amount of R$16,600 years. For this operation, the Company recorded a liability generated in the business combination (Provision for trade discount) and which should be realized according to its use in the coming years.

Net identifiable assets acquired, and liabilities assumed involved in the Business Combinations and Consideration transferred

The acquisitions were accounted for using the acquisition method of accounting, i.e., the consideration transferred, and the net identifiable assets acquired, and liabilities assumed were measured at fair value, while goodwill is measured as the excess of consideration paid over those items.

The following table presents the net identifiable assets acquired and liabilities assumed for each business combination in 2021:

	SEL	Redação Nota 1000	EMME	De Gouges	Total
Current assets
Cash and cash equivalents	1,461	525	637	16,439	19,062
Trade receivables (vi)	-	1,327	1,082	18,190	20,598
Inventories (iv)	-	-	-	4,534	4,534
Prepayments	-	-	14	83	97
Taxes recoverable	-	-	9	1,947	1,956
Other receivables	180	-	-	12	192
Total current assets	1,641	1,852	1,742	41,204	46,439
Non-current assets
Property, plant and equipment	611	-	128	1,272	2,011
Other intangible assets	-	1,099	1	38	1,138
Intangible assets - Customer Portfolio (ii)	18,783	-	-	64,806	83,589
Intangible assets - Trade agreement (iii)	-	-	-	247,622	247,622
Intangible assets - Software (v)	1,296	5,692	4,048	-	11,036
Total non-current assets	20,690	6,791	4,177	313,738	345,396
Total Assets	22,331	8,643	5,919	354,942	391,835

Current liabilities
Suppliers	-	180	13	1,107	1,300
Salaries and social contributions	1	124	600	2,871	3,596
Taxes payable	17	207	102	-	326
Income tax and social contribution payable	33	-	-	5,232	5,265
Provision for trade discount	-	-	-	15,000	15,000
Other liabilities	-	1,673	2	25	1,700
Total current liabilities	51	2,184	717	24,235	27,187
Non-current liabilities
Provision for tax, civil and labor risk	-	-	-	1,231	1,231
Provision for trade discount	-	-	-	47,234	47,234
Total non-current liabilities	-	-	-	48,465	48,465
Total liabilities	51	2,184	717	72,699	75,651
Net identifiable assets at fair value (A)	22,280	6,459	5,202	282,242	316,183
Total Consideration transferred (B)	65,000	11,387	15,317	611,554	703,257
Goodwill (B – A) (i)	42,720	4,928	10,115	329,312	387,074

(i) Goodwill is recognized based on expected synergies from combining the operations of the acquirees and of the acquiror, as well as an expected increase in the Company’s market-share due to the penetration of the Company’s products and services in regions where the Company did not operate before. Also, the current tax law allows the deductibility of the acquisition date goodwill and fair value of net assets acquired when a non-substantive action is taken after acquisition by the Company (i.e. when the Company merges or spins off the companies acquired) and therefore the tax and accounting bases of the net assets acquired are the same as of the acquisition date.

(ii) As a result of purchase price allocation, the Company identified R$ 18,783, customer portfolio (“SESI”), and R$ 64,806, customer portfolio (“De Gouges”) based on customer portfolio receivables expectation around 8% per year. See Note 13.

(iii) As a result of the purchase price allocation, the Company identified R$ 247,622, a commercial agreement (“Eleva Holding”), which corresponds to the sale of teaching material from "De Gouges" to partner schools of "Eleva Holding" within 10 years, with an estimated sales rate of 10% per year.

(iv) As a result of the purchase price allocation, the Company identified R$ 4,534 in inventories (“De Gouges”), based on the expectation of sales of this inventory at around 33% per year.

(v) As a result of purchase price allocation, the Company identified R$ 11,036, Educational Software applied in the “SESI” learning system, Writing Correction Software for Education System “Redação Nota 1000” and software that produces digital marketing material solutions for schools “EMME”, all of them based on relief from royalties’ criteria (RIR) and each acquisition with its corresponding rate of net revenue by investment. see Note 13.

(vi) Accounts receivable from customers comprise gross contractual amounts due of R$24,344, of which R$3,746 were uncollectible on the acquisition date. See Note 10e.

From the date of acquisition to December 31, 2021, SEL , Redação Nota 1000, EMME and De Gouges contributed to a net revenue from sales and services in the amount of R$6,441, R$1,615, R$1,690 and R$24,891, respectively, and net profit (loss) for the year in the amount of R$4,497, R$ (1,641), R$(364) and R$2,678, respectively. If the acquisitions had occurred on January 1, 2021, Management estimates that net revenue from sales and services would have been R$ 990,758 and Net loss for the year would have been R$ (116,442).

Business Combinations during 2020

A & R Comercio e Serviços de Informática Ltda. (“Pluri”)

On January 7, 2020, the Company concluded the acquisition of the entire ownership interest of Pluri for R$ 27,706 Pluri is an entity based in the State of Pernambuco specialized in solutions such as consulting and technologies for education systems. This acquisition is in line with the Company’s strategy of focusing on the distribution of its operations to another region. In 2020, the Company paid R$15,359 in cash and the remaining amount of R$12,347, which is subject to some price adjustments, to be paid in 4 years (R$9,348 paid in 2021), with the installments corrected for the positive variation of 100% of the CDI. The contract is also subject to certain additional gains, associated with financial targets defined in the contract, such as net revenue and profit, which may increase the purchase price by an additional R$ 1,706 over the period of gain.

Mind Makers Editora Educacional (“Mind Makers”)

On February 13, 2020, the Company concluded the acquisition of the entire ownership interest of Mind Makers, a company that offers computer programming and robotics courses and helps students develop skills relevant to their educational progress, such as coding and product development, as well as entrepreneurial and social and emotional soft skills including teamwork, leadership and perseverance. The total purchase price was R$ 23,621, of which R$ 10,000 was paid in cash upon signing the agreement, with half of the remaining amount paid in 2021 (readjusted amount paid in 2021 of R$3,144) and the other half of the remaining balance payable in 2022, with the 2021 and 2022 payments subject to certain adjustments (achievement of financial goals for net income for the years 2021 and 2022 to be higher than the net income for 2020, where the goal for 2021 was not reached, which generated a 54% reduction in the installment paid in the current year). The agreement is also subject to certain additional earn-outs, associated with achievements defined in the agreement, such as revenue and profit, that could increase the purchase price by an additional R$ 5,421 over the life of the earn-out period, which is recorded as fair value.

Meritt Informação Educacional Ltda (“Meritt”).

On November 20, 2020, the Company acquired the ownership interest of Meritt Informação Educacional Ltda. in order to improve its current integrated educational platform of educational assessments, which will allow the Company to monitor students’ performance and educational tests in real time, as well as improvements in randomization in test questions and alternatives. The purchase price was R$ 7,530, of which R$ 3,200 was paid in cash and R$ 4,330 which is subject to some price adjustments (achievement of non-financial targets such as delivery of the technical project by June 2022, and financial target to use, without additions, the budget of the technical plan), will be paid in 5 years (each installment corrected by the positive variation of 100% of the CDI). The agreement is also subject to certain earn-outs, that could increase the purchase price by an additional R$4,030 over the lifetime of the earn-out period, which is recorded as fair value.

The acquisitions were accounted for using the acquisition method of accounting, i.e. the consideration transferred and the net identifiable assets and liabilities assumed were measured at fair value, while goodwill is measured as the excess of consideration paid over those items.

The following table presents the assets and liabilities acquired for each business combination:

	Pluri	Mind Makers	Meritt	Total
Current assets
Cash and cash equivalents	1,820	528	894	3,242
Trade receivables	1,687	3,303	-	4,990
Inventories	9,858	-	-	9,858
Inventories - added value (iv)	5,480	-	-	5,480
Prepayments	695	62	-	757
Taxes recoverable	746	2	4	752
Other receivables	2,905	-	-	2,905
Total current assets	23,191	3,895	898	27,984
Non-current assets
Property, plant and equipment	122	89	-	211
Other intangible assets	1,340	-	-	1,340
Intangible assets - Customer Portfolio (iii)	4,625	-	-	4,625
Intangible assets - Trademarks (ii)	-	16,060	-	16,060
Total non-current assets	6,087	16,149	-	22,236
Total Assets	29,278	20,044	898	50,220

Current liabilities
Suppliers	10,205	26	-	10,231
Salaries and social contributions	190	120	2	312
Taxes payable	13	10	10	33
Income tax and social contribution payable	298	80	-	378
Contractual obligations and deferred income	322	267	-	589
Total current liabilities	11,028	503	12	11,543
Non-current liabilities
Bonds and Financing	-	998	-	998
Other liabilities	364	-	-	364
Total non-current liabilities	364	998	-	1,362
Total liabilities	11,392	1,501	12	12,905
Net identifieable assets at fair value (A)	17,886	18,543	886	37,315
Total of Consideration transferred (B)	27,706	23,621	7,530	58,857
Goodwill (B – A) (i)	9,820	5,078	6,644	21,542

(i) Goodwill is recognized based on expected synergies from combining the operations of the acquirees and of the acquiror, as well as an expected increase in the Company’s market-share due to the penetration of the Company’s products and services in regions where the Company did not operate before. Also, the current tax law allows the deductibility of the acquisition date goodwill and fair value of net assets acquired when a non-substantive action is taken after acquisition by the Company (i.e. when the Company merges or spins off the companies acquired) and therefore the tax and accounting bases of the net assets acquired are the same as of the acquisition date.

(ii) Trademark-related intangible asset’s fair value was obtained based on: net revenue was estimated considering the contractual customer relationships existing on the acquisition date; royalty fees of 7.2% were used based on the market rates of companies with similar activities as the Company, which represents a market rate; finally, the discount rate (Weighted Average Cost of Capital (“WACC”)) used was 0.22% p.a.

(iii) The following assumptions were used to determine the customer portfolios: an average contract termination period of eight years and seven months; a nominal discount rate of 12.6% p.a. was used, which is equivalent to the WACC plus an additional risk premium of 0.07.

(iv) Market comparison technique: The fair value is determined based on the estimated selling price in the ordinary course of the Company’s business less the estimated costs of completion and sale, and a reasonable profit margin based on the effort required to complete and sell the inventories.

From the date of acquisition to December 31, 2020, Pluri, Mind Makers and Meritt contributed to revenue in the Consolidated Financial Statements as of December 31, 2020 in the amount of R$ 40,041; R$ 7,891 and R$ 43 respectively, and net profit (loss) for the year of R$ 111; R$ 1,052 and R$ (207).

If the acquisitions had been concluded on January 1, 2020, the Company estimates its combined (Vasta, +Pluri+Mind Makers and +Meritt) net revenue from sales and services would have been R$ 1,043,205 and Net loss of R$ (41,360) for the year ended December 31, 2020.